SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET INCOME PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss attributable to the common stockholders	$ (678,046)	$ (461,682)	$ (3,004,619)	$ (1,259,590)
Basic weighted average outstanding shares of common stock	37,295,803	35,266,601	36,396,585	7,351,272
Dilutive effect of options and warrants
Diluted weighted average common stock and common stock equivalents	37,295,803	35,266,601	36,396,585	7,351,272
Basic and diluted	$ (0.02)	$ (0.01)	$ (0.08)	$ (0.17)